Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 1,763	$ 1,875
Restricted cash deposits	130	242
Trade receivables (net of allowance for doubtful accounts of $82 and $123 at December 31, 2022 and 2021, respectively)	10,834	9,209
Other accounts receivable and prepaid expenses	1,414	977
Inventories	6,433	5,567
Total current assets	20,574	17,870
LONG-TERM ASSETS	260	150
PROPERTY AND EQUIPMENT, NET	3,270	1,097
OPERATING LEASE RIGHT-OF-USE ASSETS, NET	1,110	944
OTHER INTANGIBLE ASSETS, NET	486	20
GOODWILL	4,895	4,676
Total assets	30,595	24,757
CURRENT LIABILITIES:
Current maturities of long-term loans	586	740
Operating lease liabilities, current	301	538
Trade payables	7,984	5,200
Employees and payroll accruals	1,016	996
Deferred revenues	542	917
Advances net of inventory in progress	47	249
Accrued expenses and other liabilities	719	112
Total current liabilities	11,195	8,752
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	1,294	681
Operating lease liabilities, non-current	827	565
Long-term deferred revenues	241	132
Accrued severance pay	404	280
Total long-term liabilities	2,766	1,658
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS’ EQUITY:
Ordinary Shares: Authorized; 11,000,000 and 8,000,000 shares at December 31, 2022 and 2021, respectively; Issued and outstanding: 5,701,518 and 5,250,518 shares at December 31, 2022 and 2021, respectively and additional paid-in capital	86,009	84,854
Accumulated other comprehensive loss	(243)	(243)
Accumulated deficit	(69,132)	(70,264)
Total shareholders’ equity	16,634	14,347
Total liabilities and shareholders’ equity	$ 30,595	$ 24,757